UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Science & Technology Fund

Investor Class (PRSCX)

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Investor Class	$47	0.78%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,451,253
Number of Portfolio Holdings	155
Table Summary

Portfolio Turnover Rate	213.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Processors	21.0%
Memory	15.9
Semiconductor Capital Equipment	13.4
Electronic Equipment and Components	7.1
Enterprise Hardware	7.1
Consumer Electronics	6.6
Digital Systems	4.2
Security Software	3.6
Infrastructure and Developer Tool Software	3.4
Other	17.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Micron Technology	10.9%
Advanced Micro Devices	5.4
Sandisk	5.3
Broadcom	5.0
Lam Research	4.9
Marvell Technology	4.2
NVIDIA	4.2
Intel	3.7
Applied Materials	3.4
KLA	3.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F61-053 8/26

Science & Technology Fund

Investor Class (PRSCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Science & Technology Fund

Advisor Class (PASTX)

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Advisor Class	$63	1.05%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,451,253
Number of Portfolio Holdings	155
Table Summary

Portfolio Turnover Rate	213.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Processors	21.0%
Memory	15.9
Semiconductor Capital Equipment	13.4
Electronic Equipment and Components	7.1
Enterprise Hardware	7.1
Consumer Electronics	6.6
Digital Systems	4.2
Security Software	3.6
Infrastructure and Developer Tool Software	3.4
Other	17.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Micron Technology	10.9%
Advanced Micro Devices	5.4
Sandisk	5.3
Broadcom	5.0
Lam Research	4.9
Marvell Technology	4.2
NVIDIA	4.2
Intel	3.7
Applied Materials	3.4
KLA	3.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F261-053 8/26

Science & Technology Fund

Advisor Class (PASTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Science & Technology Fund

I Class (TSNIX)

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - I Class	$40	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$16,451,253
Number of Portfolio Holdings	155
Table Summary

Portfolio Turnover Rate	213.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Table Summary
Processors	21.0%
Memory	15.9
Semiconductor Capital Equipment	13.4
Electronic Equipment and Components	7.1
Enterprise Hardware	7.1
Consumer Electronics	6.6
Digital Systems	4.2
Security Software	3.6
Infrastructure and Developer Tool Software	3.4
Other	17.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Micron Technology	10.9%
Advanced Micro Devices	5.4
Sandisk	5.3
Broadcom	5.0
Lam Research	4.9
Marvell Technology	4.2
NVIDIA	4.2
Intel	3.7
Applied Materials	3.4
KLA	3.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F217-053 8/26

Science & Technology Fund

I Class (TSNIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSCX Science & Technology
Fund
PASTX Science & Technology
Fund–
.
Advisor Class
TSNIX Science & Technology
Fund–
.
I Class

T. ROWE PRICE Science & Technology Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 57.65 $ 51.73 $ 40.18 $ 26.13 $ 43.40 $ 55.09
Investment
activities
Net investment
loss
(1)(2)
(0.11) (0.08) (0.13) (0.04) (0.18) (0.08)
Net realized and
unrealized gain/
loss 24.17 12.64 16.56 14.09 (15.04) 3.01
Total from
investment
activities 24.06 12.56 16.43 14.05 (15.22) 2.93
Distributions
Net realized gain — (6.64) (4.88) — (2.05) (14.62)
NET ASSET
VALUE
End of period $ 81.71 $ 57.65 $ 51.73 $ 40.18 $ 26.13 $ 43.40

T. ROWE PRICE Science & Technology Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
41.73% 24.43% 40.27% 53.77% (35.21)% 5.49%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.78%
(4)
0.80% 0.79% 0.81% 0.84% 0.76%
Net expenses
after waivers/
payments by
Price Associates 0.78%
(4)
0.80% 0.79% 0.81% 0.84% 0.76%
Net investment
loss (0.34)%
(4)
(0.15)% (0.27)% (0.10)% (0.56)% (0.13)%
Portfolio turnover
rate 213.1% 229.1% 217.3% 186.3% 66.4% 63.3%
Net assets, end of
period (in millions) $8,451 $6,390 $5,830 $4,865 $3,190 $7,892
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Science & Technology Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 56.49 $ 50.82 $ 39.55 $ 25.79 $ 42.97 $ 54.66
Investment
activities
Net investment
loss
(1)(2)
(0.19) (0.22) (0.26) (0.12) (0.26) (0.25)
Net realized and
unrealized gain/
loss 23.66 12.40 16.27 13.88 (14.87) 2.99
Total from
investment
activities 23.47 12.18 16.01 13.76 (15.13) 2.74
Distributions
Net realized gain — (6.51) (4.74) — (2.05) (14.43)
NET ASSET
VALUE
End of period $ 79.96 $ 56.49 $ 50.82 $ 39.55 $ 25.79 $ 42.97

T. ROWE PRICE Science & Technology Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
41.55% 24.10% 39.88% 53.35% (35.35)% 5.19%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.05%
(4)
1.06% 1.06% 1.06% 1.08% 1.06%
Net expenses
after waivers/
payments by
Price Associates 1.05%
(4)
1.06% 1.06% 1.06% 1.08% 1.06%
Net investment
loss (0.60)%
(4)
(0.41)% (0.54)% (0.35)% (0.80)% (0.43)%
Portfolio turnover
rate 213.1% 229.1% 217.3% 186.3% 66.4% 63.3%
Net assets, end
of period (in
thousands) $84,458 $67,344 $65,079 $55,403 $36,812 $71,021
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Science & Technology Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 57.76 $ 51.82 $ 40.27 $ 26.16 $ 43.37 $ 55.09
Investment
activities
Net investment
income (loss)
(1)(2)
(0.07) (0.01) (0.07) 0.01 (0.12) 0.01
Net realized and
unrealized gain/
loss 24.22 12.69 16.60 14.10 (15.04) 2.98
Total from
investment
activities 24.15 12.68 16.53 14.11 (15.16) 2.99
Distributions
Net realized gain — (6.74) (4.98) — (2.05) (14.71)
NET ASSET
VALUE
End of period $ 81.91 $ 57.76 $ 51.82 $ 40.27 $ 26.16 $ 43.37

T. ROWE PRICE Science & Technology Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
41.81% 24.60% 40.43% 53.94% (35.09)% 5.60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.67% 0.69% 0.69% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(4)
0.67% 0.67% 0.69% 0.69% 0.65%
Net investment
income (loss) (0.22)%
(4)
(0.02)% (0.14)% 0.02% (0.38)% 0.01%
Portfolio turnover
rate 213.1% 229.1% 217.3% 186.3% 66.4% 63.3%
Net assets, end of
period (in millions) $7,915 $5,455 $4,390 $2,821 $1,881 $887
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Science & Technology Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  92.7%
BUSINESS SERVICES  0.5%
Information Services  0.5%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25 -
6/12/26, Cost $70,492 (1)(2)(3) 127,793 87,882
Total Business Services 87,882
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (1)(2)(3) 7,289 —
Total Consumer/Retail —
ENERGY  0.8%
Energy  0.8%
Argan (4) 29,300 23,397
Bloom Energy, Class A (2) 257,392 77,913
Form Energy, Series G, Warrants, 5/1/31, Acquisition Date:
5/4/26, Cost $— (1)(2)(3) 329,574 3,330
Vertiv Holdings, Class A  44,100 14,766
X-Energy (2)(4) 755,500 13,871
Total Energy 133,277
FINANCIAL SERVICES  0.4%
Other Financial Services  0.3%
Robinhood Markets, Class A (2)(4) 514,500 51,594
51,594
Payments  0.1%
Ramp Business, Class C, Acquisition Date: 6/12/26,
Cost $2,261 (1)(2)(3) 18,842 2,261
Ramp Business, Class A, Acquisition Date: 11/24/25,
Cost $1,246 (1)(2)(3) 13,848 1,662
Revolut, Acquisition Date: 11/10/25 - 6/9/26, Cost $16,078 (1)
(2)(3) 9,233 18,623
22,546
Total Financial Services 74,140
HARDWARE  21.5%
Consumer Electronics  6.6%
Apple (4) 714,856 206,851
Sandisk (2) 384,280 873,749
1,080,600

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Contract Manufacturing  0.6%
Flex (2) 436,900 70,808
Plexus (2)(4) 52,300 15,725
Sanmina (2) 30,400 7,694
94,227
Electronic Equipment and Components  7.1%
Castech, A Shares (CNH)  1,104,340 15,107
Coherent (2) 212,040 83,644
Delta Electronics (TWD)  354,000 22,233
Elite Material (TWD)  378,000 65,349
Ibiden (JPY)  418,100 63,125
Littelfuse  17,280 7,868
MKS  299,800 133,351
Murata Manufacturing (JPY)  3,849,800 276,357
Nan Ya Printed Circuit Board (TWD)  516,000 19,610
Power Integrations  74,000 6,198
TDK (JPY)  2,491,400 55,893
TTM Technologies (2) 581,500 108,752
Unimicron Technology (TWD)  485,000 16,707
Vicor (2) 216,900 82,374
Victory Giant Technology Huizhou, Class H (HKD) (2) 46,900 2,090
Vishay Intertechnology (4) 1,379,100 74,168
Zhongji Innolight, A Shares (CNH)  675,528 128,576
1,161,402
Electronics Distributors  0.1%
TD SYNNEX  59,500 15,907
15,907
Enterprise Hardware  7.1%
Dell Technologies, Class C  361,200 155,843
Hewlett Packard Enterprise  352,838 15,916
Keysight Technologies (2) 94,500 33,082
NetApp (4) 10,200 1,579
nVent Electric  81,900 13,891
Seagate Technology Holdings  447,360 431,702
Western Digital  794,800 507,655
1,159,668
Total Hardware 3,511,804
HEALTHCARE  0.3%
Biotechnology  0.3%
Allegro MicroSystems (2)(4) 681,600 47,453
Total Healthcare 47,453

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS  0.3%
Other Industrials  0.3%
Sterling Infrastructure (2) 52,600 44,150
Total Industrials 44,150
INTERNET  1.3%
China Internet Media/Advertising  0.0%
58.com (1)(2) 8,367,978 —
—
Rest Of World Internet Media/Advertising  0.4%
Nebius Group (2)(4) 256,200 70,755
70,755
U.S. Internet Media/Advertising  0.9%
Alphabet, Class A  25,142 8,985
Alphabet, Class C  415,877 146,942
155,927
Total Internet 226,682
IT SERVICES  0.8%
Data Centers  0.7%
Applied Digital (2) 479,500 17,885
Cleanspark (2)(4) 496,400 7,223
Hut 8 (2) 765,200 88,338
Whitefiber (2)(4) 93,322 3,626
117,072
IT Services  0.1%
Core Scientific (2) 280,300 7,173
D-Wave Quantum (2)(4) 264,400 6,343
13,516
Total IT Services 130,588
MEDIA & ENTERTAINMENT  0.2%
Video Gaming  0.2%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (1)(2)(3) 53,150 24,723
Total Media & Entertainment 24,723
MISCELLANEOUS  0.2%
Miscellaneous  0.2%
Riot Platforms (2) 297,200 8,137
Terawulf (2) 865,100 21,368
Total Miscellaneous 29,505

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SEMICONDUCTORS  58.5%
Analog Semiconductors  1.5%
Diodes (2) 71,900 7,869
Navitas Semiconductor (2) 1,943,200 34,822
Semtech (2) 413,900 66,989
SG Micro, Class H (HKD) (2) 241,100 3,732
SiTime (2) 53,600 39,962
STMicroelectronics (4) 1,211,600 90,737
244,111
Digital Systems  4.2%
NVIDIA  3,435,036 687,316
687,316
Foundry  0.4%
GLOBALFOUNDRIES  647,400 53,352
Tower Semiconductor (2) 39,683 10,343
63,695
Memory  15.9%
Kioxia Holdings (JPY) (2) 729,400 423,949
Micron Technology  1,554,900 1,794,806
Samsung Electronics (KRW)  88,480 19,633
SK hynix (KRW)  217,011 382,934
2,621,322
Microcontrollers  1.3%
Astera Labs (2) 435,306 210,261
210,261
Other Semiconductors  0.3%
Hadrian Automation, Rights, 12/19/26, Acquisition Date:
12/19/25, Cost $— (1)(2)(3)(5) 793,223 39,027
PsiQuantum, Acquisition Date: 12/24/25 - 1/9/26,
Cost $2,818 (1)(2)(3) 88,083 4,694
43,721
Processors  20.7%
Advanced Micro Devices (2) 1,513,700 879,323
ARM Holdings, ADR (2)(4) 222,800 78,998
Broadcom  2,195,325 829,284
Cerebras Systems, Class A (2)(4) 104,324 23,056
Credo Technology Group Holding (2) 741,000 201,515
Intel (2) 4,335,900 605,422
Lattice Semiconductor (2) 612,600 93,703
Marvell Technology  2,328,900 693,756
3,405,057

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RF Semiconductors  0.6%
MACOM Technology Solutions Holdings (2) 150,600 57,284
MaxLinear (2) 383,900 49,150
106,434
Semiconductor Capital Equipment  13.4%
Amkor Technology  512,700 44,210
Applied Materials  765,900 553,746
ASM International (EUR)  38,007 43,707
Axcelis Technologies (2) 53,900 10,211
Cohu (2)(4) 472,874 34,950
Entegris (4) 138,900 24,983
FormFactor (2) 214,300 34,273
KLA  1,756,440 529,936
Lam Research  1,872,800 811,540
Onto Innovation (2) 34,800 13,170
Teradyne  198,240 95,916
Veeco Instruments (2) 107,200 8,126
2,204,768
Semiconductor Materials  0.2%
Kinsus Interconnect Technology (TWD)  646,000 18,474
Lightmatter, Acquisition Date: 8/27/25, Cost $10,028 (1)(2)(3) 200,000 16,688
35,162
Total Semiconductors 9,621,847
SOFTWARE  5.7%
Collaboration and Productivity Software  0.0%
ServiceNow (2) 21,500 2,135
2,135
Infrastructure and Developer Tool Software  2.1%
Anthropic, Acquisition Date: 4/1/26, Cost $5,891 (1)(2)(3) 22,732 13,389
Arista Networks (2) 238,100 40,449
Datadog, Class A (2) 285,900 74,437
DigitalOcean Holdings (2)(4) 404,800 63,566
Harmonic (2) 182,200 2,975
Knowledge Atlas Technology, Class H (HKD) (2)(4) 154,900 42,004
MongoDB (2)(4) 132,960 44,661
Snowflake (2) 215,400 54,819
Twilio, Class A (2) 42,300 8,728
345,028
Security Software  3.6%
BlackBerry (2)(4) 3,579,500 45,281
Crowdstrike Holdings, Class A (2) 202,240 154,337

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortinet (2) 557,300 85,612
Okta (2) 162,100 22,119
Palo Alto Networks (2) 841,100 286,832
594,181
Total Software 941,344
TELECOM EQUIPMENT  1.9%
Wireless Equipment  0.0%
InterDigital (4) 26,440 7,486
Ondas Inc (2)(4) 52,100 429
7,915
Wireline Equipment  1.9%
Accton Technology (TWD)  444,000 35,414
Amphenol, Class A  727,700 128,308
Corning  493,400 126,029
Extreme Networks (2) 654,800 21,196
310,947
Total Telecom Equipment 318,862
TELECOM SERVICES  0.3%
U.S. Cable/Satellite  0.3%
SpaceX, Class A, Acquisition Date: 11/22/24 - 6/10/26,
Cost $14,995 (2)(3) 260,430 44,497
Viasat (2) 128,800 11,568
Total Telecom Services 56,065
Total Common Stocks (Cost $9,363,324) 15,248,322
CONVERTIBLE BONDS  0.1%
SEMICONDUCTORS  0.1%
Other Semiconductors  0.1%
Eridu, 0.00%, 6/2/30, Acquisition Date: 6/26/26,
Cost $10,000 (1)(3) 10,000,000 10,000
10,000
Processors  0.0%
Tenstorrent Holdings, 0.00%, 3/31/27, Acquisition Date:
6/17/26, Cost $5,000 (1)(3) 5,000,000 5,000
5,000
Total Semiconductors 15,000
Total Convertible Bonds (Cost $15,000) 15,000

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  3.4%
BUSINESS SERVICES  0.1%
Information Services  0.1%
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $5,362 (1)
(2)(3) 17,473 12,016
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $10,000 (1)
(2)(3) 14,542 10,000
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $2,000 (1)(2)(3) 60,810 4,229
Total Business Services 26,245
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,605 (INR) (1)(2)(3) 4,539 —
Total Consumer/Retail —
ENERGY  0.1%
Energy  0.1%
Form Energy, Series G, Acquisition Date: 5/4/26,
Cost $10,000 (1)(2)(3) 988,725 10,000
Total Energy 10,000
FINANCIAL SERVICES  0.1%
Payments  0.1%
Airwallex, Series H, Acquisition Date: 6/10/26, Cost $207 (1)(2)
(3) 7,562 207
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $5,000 (1)(2)(3) 234,741 6,416
Ramp Business, Series E-3, Acquisition Date: 11/24/25,
Cost $1,753 (1)(2)(3) 19,485 2,338
Ramp Business, Series F, Acquisition Date: 6/12/26,
Cost $2,739 (1)(2)(3) 22,825 2,739
Total Financial Services 11,700
INDUSTRIALS  1.0%
Aerospace & Defense  0.5%
Anduril Industries, Series H, Acquisition Date: 4/28/26,
Cost $10,000 (1)(2)(3) 145,027 10,000
Hadrian Automation, Series C-2, Acquisition Date: 12/19/25,
Cost $14,587 (1)(2)(3)(5) 793,223 53,487
K2 Space, Series C, Acquisition Date: 11/21/25, Cost $6,000 (1)
(2)(3) 78,020 12,253
75,740

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transportation Technology Services  0.5%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)
(2)(3) 298,258 58,479
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)
(2)(3) 107,687 21,301
79,780
Total Industrials 155,520
INTERNET  0.1%
Rest of World Internet Services  0.1%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)
(3) 558,273 9,921
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 2,883
Total Internet 12,804
IT SERVICES  0.3%
Data Centers  0.3%
Crusoe, Series E, Acquisition Date: 10/8/25, Cost $12,000 (1)
(2)(3) 142,843 22,021
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(2)(3) 653,313 31,483
Total IT Services 53,504
SEMICONDUCTORS  0.3%
Other Semiconductors  0.0%
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $3,000 (1)(2)(3) 72,946 3,887
3,887
Processors  0.3%
Lambda, Series D-1, Acquisition Date: 1/24/25, Cost $3,000 (1)
(2)(3) 166,578 8,027
Lambda, Series E-2, Acquisition Date: 6/30/25 - 10/7/25,
Cost $7,000 (1)(2)(3) 252,676 12,177
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $5,087 (1)(2)(3) 81,714 6,818
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $19,974 (1)(2)(3) 248,958 20,773
47,795
Total Semiconductors 51,682
SOFTWARE  1.4%
Back-Office Applications Software  0.0%
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $3,000 (1)(2)(3) 11,047 5,556

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $1,550 (1)(2)(3) 90,070 3,724
9,280
Industry-Specific Software  0.1%
Harvey AI Corp, Series F, Acquisition Date: 12/3/25,
Cost $2,000 (1)(2)(3) 80,059 2,693
Physical Intelligence, Series C, Acquisition Date: 5/22/26,
Cost $10,000 (1)(2)(3) 19,884 10,000
12,693
Infrastructure and Developer Tool Software  1.3%
Advanced Machine Intelligence, Acquisition Date: 4/24/26,
Cost $9,984 (EUR) (1)(2)(3) 2,843 9,746
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $26,959 (1)(2)(3) 191,245 112,645
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $31,614 (1)(2)(3) 53,674 31,614
Anthropic PBC, Series G-1, Acquisition Date: 2/12/26,
Cost $27,134 (1)(2)(3) 104,708 61,674
Baseten Labs, Series F, Acquisition Date: 6/15/26,
Cost $5,000 (1)(2)(3) 18,651 5,000
220,679
Total Software 242,652
Total Convertible Preferred Stocks (Cost $338,509) 564,107
SHORT-TERM INVESTMENTS  4.4%
Money Market Funds  4.4%
T. Rowe Price Government Reserve Fund, 3.69% (5)(6) 715,710,841 715,711
Total Short-Term Investments (Cost $715,711) 715,711
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.66% (5)(6) 30,998,711 30,999
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 30,999

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.66% (5)(6) 103,079,482 103,079
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 103,079
Total Securities Lending Collateral (Cost $134,078) 134,078
Total Investments in Securities
101.4% of Net Assets
(Cost $10,566,622) $ 16,677,218
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $835,883 and represents 5.1% of net assets.
(4) See Note 3. All or a portion of this security is on loan at June 30, 2026.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Hadrian Automation, Rights, 12/19/26  $ — $ 36,661 $ —
Hadrian Automation, Series C-2  — 38,900 —
T. Rowe Price Government Reserve Fund,
3.69% — — 3,549++
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ 75,561 $ 3,549+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
Hadrian Automation, Rights,
12/19/26  $ * $ — $ — $ 39,027
Hadrian Automation, Series
C-2  * — — 53,487
T. Rowe Price Government
Reserve Fund, 3.69% 42  ¤  ¤ 715,711
T. Rowe Price Treasury
Reserve Fund, 3.66% 228,549  ¤  ¤ 134,078
Total $ 942,303^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $3,549 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $864,376.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Science & Technology Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $10,566,622) $ 16,677,218
Receivable for investment securities sold 370,637
Receivable for shares sold 6,470
Dividends receivable 1,748
Foreign currency (cost $51) 51
Other assets 303
Total assets 17,056,427
Liabilities
Payable for investment securities purchased 437,752
Obligation to return securities lending collateral 134,078
Payable for shares redeemed 24,194
Investment management fees payable 8,173
Due to affiliates 445
Payable to directors 7
Other liabilities 525
Total liabilities 605,174
NET ASSETS $ 16,451,253
Net Assets Consist of:
Total distributable earnings (loss) $ 9,067,873
Paid-in capital applicable to 201,130,071 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,383,380
NET ASSETS $ 16,451,253
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,451,454; Shares outstanding:
103,435,212) $ 81.71
Advisor Class
(Net assets: $84,458; Shares outstanding: 1,056,295) $ 79.96
I Class
(Net assets: $7,915,341; Shares outstanding: 96,638,564) $ 81.91

T. ROWE PRICE Science & Technology Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $313) $ 28,369
Securities lending 464
Other 12
Total income 28,845
Expenses
Investment management 40,873
Shareholder servicing
Investor Class $ 4,827
Advisor Class 56
I Class 763 5,646
Rule 12b-1 fees
Advisor Class 89
Prospectus and shareholder reports
Investor Class 51
Advisor Class 1
I Class 10 62
Custody and accounting 218
Registration 135
Legal and audit 77
Directors 17
Miscellaneous 42
Total expenses 47,159
Net investment loss (18,314)

T. ROWE PRICE Science & Technology Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,760,667
Foreign currency transactions 2,216
Net realized gain 2,762,883
Change in net unrealized gain / loss
Securities 2,096,639
Other assets and liabilities denominated in foreign currencies (7)
Change in net unrealized gain / loss 2,096,632
Net realized and unrealized gain / loss 4,859,515
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,841,201

T. ROWE PRICE Science & Technology Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (18,314) $ (9,670)
Net realized gain 2,762,883 1,160,337
Change in net unrealized gain / loss 2,096,632 1,192,036
Increase in net assets from operations 4,841,201 2,342,703
Distributions to shareholders
Net earnings
Investor Class – (666,242)
Advisor Class – (7,057)
I Class – (574,373)
Decrease in net assets from distributions – (1,247,672)
Capital share transactions
*
Shares sold
Investor Class 558,461 840,761
Advisor Class 6,445 13,745
I Class 667,989 819,214
Distributions reinvested
Investor Class – 652,191
Advisor Class – 7,055
I Class – 543,478
Shares redeemed
Investor Class (1,036,025) (1,550,566)
Advisor Class (15,654) (25,260)
I Class (483,590) (768,609)
Increase (decrease) in net assets from capital
share transactions (302,374) 532,009

T. ROWE PRICE Science & Technology Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 4,538,827 1,627,040
Beginning of period 11,912,426 10,285,386
End of period $ 16,451,253 $ 11,912,426
*Share information (000s)
Shares sold
Investor Class 8,339 15,103
Advisor Class 102 262
I Class 9,628 14,795
Distributions reinvested
Investor Class – 11,436
Advisor Class – 126
I Class – 9,513
Shares redeemed
Investor Class (15,744) (28,403)
Advisor Class (238) (476)
I Class (7,428) (14,579)
Increase (decrease) in shares outstanding (5,341) 7,777

T. ROWE PRICE Science & Technology Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Science & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Science & Technology Fund, Inc. (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation. The fund has three classes of shares: the Science & Technology Fund, Inc. (Investor Class), the Science &
Technology Fund–Advisor Class (Advisor Class) and the Science & Technology
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Science & Technology Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Science & Technology Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Science & Technology Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Science & Technology Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,356,652 $ 1,679,391 $ 212,279 $ 15,248,322
Convertible Bonds — — 15,000 15,000
Convertible Preferred Stocks — — 564,107 564,107
Short-Term Investments 715,711 — — 715,711
Securities Lending Collateral 134,078 — — 134,078
Total $ 14,206,441 $ 1,679,391 $ 791,386 $ 16,677,218

T. ROWE PRICE Science & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $255,851,000 for the six months ended June 30, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 90,197 $ 61,621 $ 60,461 $ — $ 212,279
Convertible Bonds — — 15,000 — 15,000
Convertible Preferred Stocks 280,625 181,803 116,679 (15,000) 564,107
Total $ 370,822 $ 243,424 $ 192,140 $ (15,000) $ 791,386
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$212,279 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Science & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
4.6x
- 194.6x
18.9x Increase
Sales growth
rate
104%
- 201%
153% Increase
Enterprise
value to gross
profit multiple
8.1x 8.1x Increase
Cost of capital 21%
- 25%
24% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
44%
- 74%
57% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase
Volatility 60% 60% Increase
Convertible
Bonds
$15,000 Recent
comparable
transaction
price(s)
-# -# -# -#
Convertible
Preferred
Stocks
$564,107 Recent
comparable
transaction
price(s)
—# -# -# -#
Market
comparable
Enterprise
value to sales
multiple
3.9x
- 194.6x
17.8x Increase

T. ROWE PRICE Science & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
68%
-201%
94% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Enterprise
value to
EBITDA
multiple
13.4x 13.4x Increase
Premium to
public company
multiples
48%
- 92%
64% Increase
Cost of capital 21%
- 25%
25% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
4%
- 74%
20% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase

T. ROWE PRICE Science & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 55% 55% Increase

T. ROWE PRICE Science & Technology Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $291,341,000; the aggregate value of collateral was $289,276,000 and consisted of cash collateral and related investments of
$134,078,000 and U.S. government securities of $155,198,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $27,459,869,000 and
$28,413,864,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance

T. ROWE PRICE Science & Technology Fund

with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $10,697,806,000. Net unrealized gain aggregated $5,979,348,000 at period-end, of which $6,249,708,000 related to appreciated investments and $270,360,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored

T. ROWE PRICE Science & Technology Fund

by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Science & Technology Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $2,682,000 for T. Rowe Price Services, Inc.;
and $707,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $27,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $1,000. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Science & Technology Fund

presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Science & Technology Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Science & Technology Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Science & Technology Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Science & Technology Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Science & Technology Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group)
and first quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Science & Technology Fund

the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F61-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026